Investment in Affiliates - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended							3 Months Ended				12 Months Ended
	Dec. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Apr. 30, 2016 CNY (¥)	Jul. 31, 2013 CNY (¥)	Feb. 28, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥)	May 31, 2011 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Capital injected in to a joint venture														¥ 52,638
Income (loss) from equity in affiliates												$ 2,104	¥ 14,469	¥ 92,136	¥ 22,343
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture							¥ 4,000
Equity Interest ownership							40.00%
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture						¥ 3,800
Equity Interest ownership						15.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture					¥ 21,000
Equity Interest ownership					35.00%				28.00%					28.00%
Wuhu Bona Film Investment Management Limited
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture				¥ 800
Equity Interest ownership				15.00%
Shanghai Weiying Gopher Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 1,200
Equity Interest ownership	30.00%										30.00%				30.00%
Disposed of equity interest in joint venture													1,500
Wuhu Hongxing Meikailong Equity Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 9,800
Equity Interest ownership			50.00%
Hainan Alibaba Picture Investment Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 4,000
Equity Interest ownership		40.00%
Gopher Transform Private Fund
Investments in and Advances to Affiliates [Line Items]
Capital injected in to a joint venture											¥ 150,000
Investment at cost, percentage											48.00%
Shanghai Rongyao Information Technology Co., Ltd. | Shanghai Noah Rongyao Insurance Broker Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Business acquisition agreement price								¥ 32,938	¥ 21,049
Equity method investment realized gain (loss) on disposal													¥ (1,970)
Shanghai Rongyao Information Technology Co., Ltd. | Shanghai Noah Rongyao Insurance Broker Co., Ltd. | Shanghai Nifei Enterprise Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Business acquisition, percentage of voting interests acquired								60.00%	40.00%	100.00%		60.00%	60.00%	40.00%
Business acquisition agreement price										¥ 52,622
Loss in acquiring business										¥ (12)
Maximum | Gopher Asset Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership									10.00%					10.00%